SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated Useful Lives of Property and Equipment, Net
Property and equipment, net are stated at cost less accumulated depreciation and impairment, if any, and are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Category	Estimated useful lives
Furniture and fixtures	5 years
Office equipment	3 years
Leasehold improvements	Shorter of useful life and lease term

Contract Assets and Liabilities	The following table summarized the opening and closing balances in contract assets and liabilities:
	Contract assets	Contract liabilities*
Balance as of March 31, 2024	$—	$600,000
Net change to contract balance recognized since beginning of period due to recognition of revenue and amounts billed	1,200,000	(476,863)
Balance as of March 31, 2025	$1,200,000	$123,137

*	Contract liabilities were included within the accrued expenses and other current liabilities.

No expected credit loss recognized for the years ended March 31, 2025, 2024, and 2023 for contract assets.